Goodwill (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill [Line Items]
Opening balance	$ 616,088	$ 588,434
Current period acquisitions (Note 3)	129,072	34,576
Prior period acquisitions (Note 3)	1,393	7,689
Foreign exchange movement	17,824	(14,611)
Closing balance	$ 764,377	$ 616,088